Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share
Earnings Per Share
18.	Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share for the following periods:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Numerator:
Net income	7,768,670	31,538,062	60,026,544	8,454,562
Net income attributable to ordinary shareholders – basic	7,768,670	31,538,062	60,026,544	8,454,562
Dilution effect arising from convertible bonds	—	51,655	43,987	6,195
Net income attributable to ordinary shareholders – diluted	7,768,670	31,589,717	60,070,531	8,460,757

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic	5,012,651	5,057,540	5,416,106	5,416,106
Adjustments for dilutive RSUs and share options	701,113	640,545	387,224	387,224
Conversion of convertible bonds to Class A ordinary shares	—	63,206	36,300	36,300
Weighted-average number of ordinary shares outstanding – diluted	5,713,764	5,761,291	5,839,630	5,839,630

Earnings per share – basic	1.55	6.24	11.08	1.56
Earnings per share – diluted	1.36	5.48	10.29	1.45

During the years ended December 31, 2021, 2022 and 2023, the Company issued 40,000,000, 220,805,720 and 212,500,000 ordinary shares to its share depositary bank, respectively. No consideration was received by the Company for the issuance. As of December 31, 2023, 480,156,676 out of the total 485,955,720 ordinary shares were used to settle share-based compensation. The remaining 5,799,044 ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share.

The Group did not include the effect of convertible bonds in the computation of diluted earnings per share for the year ended December 31, 2021 because those convertible bonds were anti-dilutive.